Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated May 17, 2017

to the Statutory Prospectus for Class A, Class C, Class R, Institutional Class,

Class R6, Class P and Administrative Class Shares of Allianz Funds

Dated August 29, 2016 (as revised April 10, 2017) (as supplemented thereafter)

Disclosure Relating to AllianzGI Small-Cap Blend Fund (the “Fund”)

Effective May 31, 2017, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby revised to remove all references to Mark P. Roemer as a portfolio manager of the Fund.

Corresponding changes are hereby made to the information relating to the Fund contained in the subsection entitled “Management of the Funds—Investment Adviser and Administrator.”

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated May 17, 2017

to the Statement of Additional Information

of Allianz Funds

Dated August 29 2016 (as revised April 10, 2017) (as supplemented thereafter)

Disclosure Relating to AllianzGI Small-Cap Blend Fund (the “Fund”)

Effective May 31, 2017, the subsection captioned “AllianzGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to Mark P. Roemer as a portfolio manager of the Fund.

Please retain this Supplement for future reference.